ACQUISITION	12 Months Ended
Dec. 31, 2011
ACQUISITION
3.	ACQUISITION

2010 Acquisition

On January 20, 2010, the Group acquired 60% of Posterscope, which in turn holds 100% of Vizeum’s business in connection with the advertising agency business for the purpose of providing an enhanced service platform that enables the Group to attract new advertising clients and expand customer base. The consideration for the acquisition was RMB3.6 million (US$528). The pro forma effects of the Vizeum acquisition as if the acquisition period had occurred on January 1, 2010 on the Group’s consolidated financial statements were immaterial as Vizeum had no significant business transactions from January 1, 2010 to January 20, 2010.

The remaining 40% interest is held by Aegis Media which is recorded as noncontrolling interest in the consolidated balance sheet and consolidated statement of operations. Starting from January 1, 2016, Aegis Media will have the right to purchase the 60% equity interest owned by the Company, which may ultimately make the joint venture a wholly-owned subsidiary of Aegis Media. The consideration for the acquisition of additional interest described above will be determined based on a multiple of the average after-tax profits of the joint venture for the two-year period prior to a transfer, which approximates the fair value of the 60% equity interest.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition as follows:

US$(‘000)
Cash and cash equivalents	4,114
Current assets	11,769
Fixed assets	185
Current liabilities	(15,188)
Non-controlling interest	(352)

Total consideration	528

2011 Acquisition

On August 21, 2011, the Group acquired 60% of Shanghai ClickPro Advertising Company Limited’s and Shanghai Zhiqi Advertising Company Limited’s (“Clickpro”) business, a leading Chinese performance and SEM firms with proprietary technology and full-service capabilities, for the purpose of strengthening the Group’s performance marketing platform by integrating with existing search and performance marketing business. Pursuant to the acquisition agreement, the consideration for the acquisition includes (1) cash consideration of RMB22.4 million, which RMB10 million was paid as of December 31, 2011. (2) three contingent consideration based on the net income of the acquired business of the next three twelve-month period ending June 30th. As of the acquisition date, the total consideration payable was estimated to be RMB43.3 million (US$6,773), including cash consideration of RMB22.4 million (US$3,476) and contingent consideration of RMB20.9 million (US$3,297). During the acquisition date to the period end, the change of the fair value of contingent consideration was immaterial.

The remaining 40% interest of Clickpro is recorded as redeemable noncontrolling interest in the consolidated balance sheet and consolidated statement of operations. Pursuant to the agreement with Clickpro, 5 years following the acquisition the Group shall have a call option to acquire all of the remaining 40% equity interest from the former shareholders of ClickPro, at a per share price based on a formula valuing the entire enterprise at certain times of the after-tax profit of the average for the trailing 3 years. The call option is recorded under non-current assets at the estimated fair value of RMB6.4 million (US$994). If the call option is not exercised by Charm, the former shareholders of Clickpro shall have a put option after six years to force Charm to acquire their entire remaining 40% equity stake at the then-applicable agreed valuation based on the Clickpro’s performance for the trailing 3 years.

The pro forma effects of the Clickpro acquisition as if the acquisition period had occurred on January 1, 2010 on the Group’s consolidated financial statements were:

	2010	2011
	(unaudited)	(unaudited)
Total revenues	194,552	281,897
Net income attributable to Charm Communications Inc.	38,195	46,594
Income per share—basic	0.54	0.60
Income per share—diluted	0.52	0.57

These pro forma results are not necessarily indicative of the results that actually would have been obtained had the acquisition been in effect for the periods described or that may be obtained in the future.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition as follows:

US$(‘000)
Cash and cash equivalents	373
Current assets	4,977
Fixed assets	16
Intangible assets	3,986
Goodwill	4,269
Call option	994
Current liabilities	(3,426)
Redeemable non-controlling interest	(4,416)

Total consideration	6,773

The identifiable intangible assets are being amortized over their respective useful lives of 3 to 7 years.

The non-controlling interest was recorded outside of the permanent equity on the consolidated balance sheet initially at the fair value of the redeemable non-controlling interest as of the date of acquisition. The change of the carrying amounts of the redeemable non-controlling interest is recognized as net income attributable to redeemable non-controlling interest in the consolidated statements of the operations. For the year ended December 31, 2011, the amount charged to the net income attributable to redeemable non-controlling interest was US$307, as presented in the following table.

Redeemable non-controlling interest
Balance at December 31, 2010	—
Addition through acquisition of ClickPro	4,416
Net income	90
Accretion to redemption value	217

Balance at December 31, 2011	4,723